Argentina's Hyperinflationary Economy - effect in the Consolidated Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	$ (16,906,200)	$ (60,201,489)
Property, plant and equipment	(51,671,991)	(1,722,960,496)
Equity	73,119,871	(110,050,715)	$ 323,968,015
Employee benefits expenses	129,604,956	123,130,334	121,503,777
Financial income	(27,399,275)	(19,934,468)	(21,662,688)
Financial costs	164,897,900	122,184,189	$ 53,510,882
Adoption IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	203	180
Property, plant and equipment	1,132,453	1,035,084
Equity	(5,805,120)	(3,743,959)
Other Services Provision	(664,454)	(1,189,452)
Other Variable Provisioning and Services	431	21,503
Employee benefits expenses	166,715	143,148
Other fixed operating expenses	127,226	147,975
Financial income	(367,059)	(268,511)
Financial costs	44,707	67,707
Result due to Hyperinflation	$ (5,364,898)	$ (3,786,325)
Credit to retained earnings, net of tax				$ 664,470